Benefit Plans Benefit Plans (Weighted Average Assumptions) (Details)		12 Months Ended
		Dec. 31, 2022 Rate	Dec. 31, 2021 Rate
UNITED STATES
Benefit Obligation:
Discount rate		5.41%	2.82%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		2.75%	2.75%
Periodic Benefit Cost:
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		2.82%	2.45%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets		4.50%	4.91%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		2.75%	2.75%
Foreign Plan [Member]
Benefit Obligation:
Discount rate		13.23%	10.45%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		11.06%	7.76%
Periodic Benefit Cost:
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	[1]	10.45%	7.53%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets		6.36%	8.02%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		7.76%	5.69%

[1]	Includes an inflation factor that is used to calculate future periodic benefit cost, but is not used to calculate the benefit obligation